                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009


Check here if Amendment [_]; Amendment Number:
                                              -------------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000


Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick      Minneapolis, Minnesota        August 11, 2009
--------------------------  --------------------------  ------------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:  $510,791
                                       ----------
                                       (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                       Voting Authority
                               Title of                  Value               Investment   Other    -----------------------
Symbol                          Class        Cusip     (x$1,000)   Shares    Discretion  Managers    Sole     Shared  None
---------------------------  -------------  ---------  ---------  ---------  ----------  --------  ---------  ------  ----
3m Co                        COM            88579Y101    27,247     453,357     Sole        N/A      453,357
Archer Daniels Midland Co    COM            039483102    29,007   1,083,580     Sole        N/A    1,083,580
Barrick Gold Corp            COM            067901108    10,787     321,532     Sole        N/A      321,532
Brush Engineered Matls Inc   COM            117421107    19,679   1,174,887     Sole        N/A    1,174,887
Cemex Sab DE CV              SPON ADR NEW   151290889    16,457   1,762,010     Sole        N/A    1,762,010
Chesapeake Energy Corp       COM            165167107    23,413   1,180,671     Sole        N/A    1,180,671
Daktronics Inc.              COM            234264109     2,280     296,134     Sole        N/A      296,134
Du Pont E I De Nemour & Co   COM            263534109    22,664     884,636     Sole        N/A      884,636
Dynegy Inc Del               CL A           26817G102     4,724   2,081,222     Sole        N/A    2,081,222
Encana Corp                  COM            292505104    26,037     526,318     Sole        N/A      526,318
Goldcorp Inc New             COM            380956409    40,499   1,165,448     Sole        N/A    1,165,448
Ingersoll-Rand Company Ltd   CL A           G4776G101    16,966     811,779     Sole        N/A      811,779
ITT Corp New                 COM            450911102    23,580     529,892     Sole        N/A      529,892
Kraft Foods Inc              CL A           50075N104    27,408   1,081,610     Sole        N/A    1,081,610
MDU Res Group Inc            COM            552690109    18,554     978,086     Sole        N/A      978,086
Newmont Mining Corp          COM            651639106    24,235     592,980     Sole        N/A      592,980
Northstar Rlty Fin           COM            66704R100        57      20,000     Sole        N/A       20,000
Potash Corp Sask Inc         COM            73755L107    26,482     284,601     Sole        N/A      284,601
Pride Intl Inc Del           COM            74153Q102    25,809   1,029,874     Sole        N/A    1,029,874
Siemens A G                  SPONSORED ADR  826197501    27,276     394,214     Sole        N/A      394,214
Sony Corp                    ADR NEW        835699307    15,988     618,265     Sole        N/A      618,265
T C F Financial Corp         COM            872275102    24,103   1,802,794     Sole        N/A    1,802,794
Terex Corp New               COM            880779103    15,625   1,294,503     Sole        N/A    1,294,503
URS Corp New                 COM            903236107    19,551     394,806     Sole        N/A      394,806
Wabtec Corp                  COM            929740108    22,363     695,148     Sole        N/A      695,148

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